Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 78,053,377	₩ 72,146,845
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		71,104,192	67,005,824
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,933,644	8,983,699
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,572,717	11,127,785
Corporations
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		15,340,624	12,579,941
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		620,258	691,684
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		5,737,916	5,483,075
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		16,068,876	14,414,681
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,605,755	9,270,928
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,694,196	1,613,961
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	[1]	3,530,206	2,840,070
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		4,869,401	3,097,328
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		4,370,515	2,954,653
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		5,981	6,680
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		492,905	135,995
Gold/silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		623,668	128,297
Exclude other instruments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		76,597,261	70,231,449
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		78,053,377	72,146,845
Loans
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		1,415,254	1,879,946
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 40,862	₩ 35,450

[1]	As of December 31, 2024 and 2025, restricted deposits for customer deposit claims (trusts) amount to W 1,731,224 million and W 2,965,469 million, respectively.